Class T Prospectus | Dreyfus Strategic Beta Global Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you invest at least $250,000 in the fund. More information about sales charges, including such discounts, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus Dreyfus Strategic Beta Global Equity Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus Dreyfus Strategic Beta Global Equity Fund Class T
Management fees	0.45%
Distribution (12b-1) fees	0.25%
Other expenses	1.76%
Total annual fund operating expenses	2.46%
Fee waiver and/or expense reimbursement	(1.61%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.85%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of Class T shares of the fund so that the expenses of such Class T shares do not exceed .60% (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses). On or after March 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Dreyfus Strategic Beta Global Equity Fund | Class T | USD ($)	335	847	1,386	2,857

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48.34% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located throughout the world. Under normal market conditions, the fund will invest significantly (at least 40% of its net assets) in non-U.S. companies and will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The fund's benchmark is the Morgan Stanley Capital International (MSCI®) World Index, a free float-adjusted, market capitalization-weighted index designed to measure the large-cap and mid-cap equity performance of certain developed market countries. The fund may invest in equity securities of companies with any market capitalization.

Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation, is the fund's subadviser. Mellon Capital applies a systematic, quantitative investment approach designed to identify and exploit relative misvaluations of the stock prices of U.S. and foreign companies based on their economic fundamentals.

The fund's portfolio managers use a proprietary methodology designed to rank and select stocks of U.S. and foreign companies based on fundamental company information. In this manner, the portfolio managers employ a "strategic beta" strategy to select and weight stocks for the fund's portfolio using characteristics other than market capitalization. "Beta" is a measure of risk, specifically of the difference between a security's return and that of a benchmark such as the fund's benchmark index. The portfolio managers first weight each stock based on the company's economic size determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA) and net total payout (including dividends and share repurchases). By weighting stocks based on the company's economic size instead of market capitalization, the fund's portfolio managers seek to focus on companies with more attractive valuations for inclusion in the fund's portfolio. Next, companies are ranked based on the quality and growth of their earnings. These metrics seek to identify high quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of companies in general. A company's sales and earnings and earnings quality and earnings growth contribute, in part, to its overall beta. The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth. The weights of the excluded companies are then reallocated to the remaining companies in the portfolio. Limitations may be placed on the weight of an individual stock in the fund's portfolio for diversification purposes.

The fund's portfolio managers manage risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund's portfolio is rebalanced semi-annually, using the above-described construction methodology.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Market sector risk. The fund may significantly overweight or underweight certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class T shares from year to year. Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's Class T shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Class A shares, which are not offered in this prospectus, is used to calculate the performance of the fund's Class T shares shown in the bar chart and table. Since the fund's Class T shares are new, past performance information is not available for Class T shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures in the table have been adjusted to reflect the sales load applicable to the fund's Class T shares. The performance figures have not been adjusted to reflect applicable class fees and expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class T*

* Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus. Such performance figures have not been adjusted to reflect applicable class fees and expenses.

Best Quarter Q3, 2016: 4.56% Worst Quarter Q3, 2015: -7.93%

Average Annual Total Returns (as of 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - Class T Prospectus - Dreyfus Strategic Beta Global Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1],[2]	4.86%	1.37%		Sep. 15, 2014
After Taxes on Distributions | Class A	[1]	4.42%	0.96%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	3.12%	1.04%
MSCI World Index reflects no deductions for fees, expenses or taxes		7.51%	2.00%	[3]	Aug. 31, 2014
[1]	Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus, adjusted to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses.
[2]	The inception date of Class A shares, which are offered in a separate prospectus, is used since the Class T shares are new and no performance information is available for Class T shares as of the date of this prospectus.
[3]	For comparative purposes, the value of Index on 8/31/14, is used as the beginning value on 9/15/14.